Revenue, operating profit and segment analysis - Summary of analysis by reported segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments
Revenue	£ 9,590	£ 9,434	£ 9,161	£ 8,553	£ 7,244
Adjusted operating profit	3,342	3,199	3,030	£ 2,683	£ 2,210
Risk
Disclosure of operating segments
Revenue	3,485	3,336	3,224
Scientific, Technical & Medical
Disclosure of operating segments
Revenue	2,714	2,624	2,581
Legal
Disclosure of operating segments
Revenue	1,806	1,718	1,655
Exhibitions
Disclosure of operating segments
Revenue	1,186	1,239	1,115
Print & print-related activities
Disclosure of operating segments
Revenue	399	517	586
Operating segments
Disclosure of operating segments
Revenue	9,590	9,434	9,161
Adjusted operating profit	3,350	3,210	3,042
Operating segments | Risk
Disclosure of operating segments
Revenue	3,485	3,336	3,224
Adjusted operating profit	1,305	1,233	1,170
Operating segments | Scientific, Technical & Medical
Disclosure of operating segments
Revenue	2,714	2,624	2,581
Adjusted operating profit	1,035	981	940
Operating segments | Legal
Disclosure of operating segments
Revenue	1,806	1,718	1,655
Adjusted operating profit	415	381	360
Operating segments | Exhibitions
Disclosure of operating segments
Revenue	1,186	1,239	1,115
Adjusted operating profit	410	398	319
Operating segments | Print & print-related activities
Disclosure of operating segments
Revenue	399	517	586
Adjusted operating profit	185	217	253
Unallocated central costs
Disclosure of operating segments
Adjusted operating profit	£ (8)	£ (11)	£ (12)